PROVISION FOR INCOME TAXES	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Income Tax Disclosure [Abstract]
PROVISION FOR INCOME TAXES

NOTE 9. PROVISION FOR INCOME TAXES

There was no current or deferred income tax provision for the three months ended September 30, 2021 and 2020.

The Company’s deferred tax assets as of September 30 2021 and 2020 consist of the following:

	As of September 30,	As of September 30,
	2021	2020
Deferred tax assets:
Net-operating loss carryforward	$4,269,910	$2,961,194
Stock-based compensation	586,042	394,742
Total Deferred Tax Assets	4,855,952	3,355,936
Valuation allowance	(4,855,952)	(3,355,936)
Deferred Tax Asset, Net	$-	$-

The Company maintains a valuation allowance on deferred tax assets due to the uncertainty regarding the ability to utilize these deferred tax assets in the future. At September 30, 2021, the Company had potential utilizable aggregate gross net operating loss carryforwards (“NOLs”) of approximately $12.35 million. NOLs for the periods ending June 30, 2018 and prior in the amount of approximately $2.86 million begin to expire in 2037. NOLs subsequent to June 30, 2018 have no expiration.

Section 382 of the U.S. Internal Revenue Code generally imposes an annual limitation on the amount of net operating loss carryforwards that might be used to offset taxable income when a corporation has undergone significant changes in stock ownership. The Company has not completed a Section 382 analysis of the NOL carryforwards. Consequently, the Company’s NOL carryforwards may be subject to annual limitations under Section 382.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and taxing strategies in making this assessment. As a result of the uncertainly in the realization of the Company’s deferred tax assets, the Company has provided a valuation allowance for the full amount of the deferred tax assets at September 30, 2021 and September 30, 2020.

The Company’s valuation allowance during the three months ended September 30, 2021 and 2020 increased by approximately $0.40 million and $0.20 million, respectively.

THE GLIMPSE GROUP, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

SEPTEMBER 30, 2021 AND 2020

The expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with actual tax expense (benefit) as follows:

	For the Three Months Ended September 30,	For the Three Months Ended September 30,
	2021	2020
Statutory Federal Income Tax Rate	21.00%	21.00%
State and Local Taxes, Net of Federal Tax Benefit	(13.56)%	(13.56)%
Stock Based Compensation Expense (ISO)	10.61%	19.15%
Change in Valuation Allowance	(18.05)%	(26.59)%
Income Taxes Provision (Benefit)	0.00	0.00

Upon completion of its 2021 U.S. income tax return in 2022, the Company may identify additional remeasurement adjustments. The Company will continue to assess its provision for income taxes as future guidance is issued, but does not currently anticipate significant revisions will be necessary.

NOTE 10. PROVISION FOR INCOME TAXES

There was no current or deferred income tax provision for the years ended June 30, 2021 and 2020.

The Company’s deferred tax assets as of June 30, 2021 and 2020 consist of the following:

	As of	As of
	June 30, 2021	June 30, 2020
Deferred tax assets:
Net-operating loss carryforward	$3,923,012	$2,811,156
Stock-based compensation	536,265	348,013
Total Deferred Tax Assets	4,459,277	3,159,169
Valuation allowance	(4,459,277)	(3,159,169)
Deferred Tax Asset, Net	$-	$-

The Company maintains a valuation allowance on deferred tax assets due to the uncertainty regarding the ability to utilize these deferred tax assets in the future. At June 30, 2021, the Company had potential utilizable aggregate gross net operating loss carryforwards (“NOLs”) of approximately $11.35 million. NOLs for the periods ending June 30, 2018 and prior ($2.86 million) begin to expire in 2037. NOLs for the years ending June 30, 2021, 2020 and 2019 ($8.49 million), in accordance with changes to the U.S. Internal Revenue Code, have no expiration.

Section 382 of the U.S. Internal Revenue Code generally imposes an annual limitation on the amount of net operating loss carryforwards that might be used to offset taxable income when a corporation has undergone significant changes in stock ownership. The Company has not completed a Section 382 analysis of the NOL carryforwards. Consequently, the Company’s NOL carryforwards may be subject to annual limitations under Section 382.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and taxing strategies in making this assessment. As a result of the uncertainly in the realization of the Company’s deferred tax assets, the Company has provided a valuation allowance for the full amount of the deferred tax assets at June 30, 2021 and June 30, 2020.

THE GLIMPSE GROUP, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2021 AND 2020

The Company’s valuation allowance during the years ended June 30, 2021 and 2020 increased by approximately $1.30 million and $1.00 million, respectively.

The expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with actual tax expense (benefit) as follows:

	For the Year Ended	For the Year Ended
	June 30, 2021	June 30, 2020
Statutory Federal Income Tax Rate	(21.00)%	(21.00)%
State and Local Taxes, Net of Federal Tax Benefit	(13.56)%	(13.56)%
Stock Based Compensation Expense (ISO)	13.20%	14.50%
Change in Valuation Allowance	21.36%	20.06%
Income Taxes Provision (Benefit)	0.00	0.00

Upon completion of its 2021 U.S. income tax return in 2022, the Company may identify additional remeasurement adjustments. The Company will continue to assess its provision for income taxes as future guidance is issued, but do not currently anticipate significant revisions will be necessary.